Share-based Compensation - RCUs movement (Details) - RCUs $ in Thousands									12 Months Ended
	Apr. 03, 2023 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments									247,085	203,912
Granted during the period | EquityInstruments	87,919			113,793		21,663		98,255	87,919	113,793
Vested during the period | EquityInstruments	(92,805)		(50,982)	(19,638)			(5,984)		(335,004)	(70,620)
Outstanding at end of the year | EquityInstruments		247,085			203,912					247,085
Weighted average contractual life
Weighted average contractual life		1 year 5 months 26 days			1 year 10 months 9 days
Aggregate fair value
Outstanding at the beginning of the period | $									$ 1,017	$ 674
Granted during the period | $									735	660
Vested during the period | $									$ (1,752)	(317)
Outstanding at the end of the period | $		$ 1,017			$ 674					$ 1,017